Significant Accounting Policies	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Significant Accounting Policies	2. Significant Accounting Policies A discussion of the Company’s significant accounting policies can be found in the Consolidated Financial Statements for the year ended December 31, 2024.